Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Analysis of Group's Revenue Streams
The following tables analyse the Group’s revenue streams. Courseware includes curriculum materials provided in book form and/or via access to digital content. Assessments includes test development, processing and scoring services provided to governments, educational institutions, corporations and professional bodies. Services includes the operation of schools, colleges and universities, including sistemas in Brazil, as well as the provision of online learning services in partnership with universities and other academic institutions.

	2019
All figures in £ millions	North America	Core	Growth	Group
Sales:
Courseware
School Courseware	86	169	118	373
Higher Education Courseware	975	81	44	1,100
English Courseware	14	56	107	177

	1,075	306	269	1,650

Assessments
School and Higher Education Assessments	309	264	26	599
Clinical Assessments	175	52	—	227
Professional and English Certification	390	168	80	638

	874	484	106	1,464

Services
School Services	319	2	46	367
Higher Education Services	266	45	26	337
English Services	—	1	50	51

	585	48	122	755

Total	2,534	838	497	3,869

	2018
All figures in £ millions	North America	Core	Growth	Group
Sales:
Courseware
School Courseware	378	172	127	677
Higher Education Courseware	1,042	87	57	1,186
English Courseware	16	58	102	176

	1,436	317	286	2,039

Assessments
School and Higher Education Assessments 1	298	237	23	558
Clinical Assessments 1	174	55	—	229
Professional and English Certification	344	150	64	558

	816	442	87	1,345

Services
School Services	288	2	47	337
Higher Education Services	244	40	29	313
English Services	—	5	90	95

	532	47	166	745

Total	2,784	806	539	4,129

	2017
All figures in £ millions	North America	Core	Growth	Group
Sales:
Courseware
School Courseware	394	171	139	704
Higher Education Courseware	1,146	93	63	1,302
English Courseware	20	60	102	182

	1,560	324	304	2,188

Assessments
School and Higher Education Assessments 1	318	256	23	597
Clinical Assessments 1	183	46	—	229
Professional and English Certification	341	138	60	539

	842	440	83	1,365

Services
School Services	274	5	54	333
Higher Education Services	253	34	32	319
English Services	—	12	296	308

	527	51	382	960

Total	2,929	815	769	4,513

1	The analysis of Assessments revenues in 2018 and 2017 have been re-presented to reflect the transfer of a product from School to Clinical.

Summary of transfer of goods and services over time and at a point in time
The Group derived revenue from the transfer of goods and services over time and at a point in time in the following major product lines:

	2019
All figures in £ millions	North America	Core	Growth	Total
Courseware
Products transferred at a point in time (sale or return)	448	291	178	917
Products transferred at a point in time (other)	—	—	37	37
Products and services transferred over time	627	15	54	696

	1,075	306	269	1,650
Assessments
Products transferred at a point in time	113	55	6	174
Products and services transferred over time	761	429	100	1,290

	874	484	106	1,464
Services
Products transferred at a point in time	—	26	—	26
Products and services transferred over time	585	22	122	729

	585	48	122	755

Total	2,534	838	497	3,869

	2018
All figures in £ millions	North America	Core	Growth	Total
Courseware
Products transferred at a point in time (sale or return)	718	313	197	1,228
Products transferred at a point in time (other)	—	—	35	35
Products and services transferred over time	718	4	54	776

	1,436	317	286	2,039
Assessments 1
Products transferred at a point in time	106	52	—	158
Products and services transferred over time	710	390	87	1,187

	816	442	87	1,345
Services
Products transferred at a point in time	—	26	38	64
Products and services transferred over time	532	21	128	681

	532	47	166	745

Total	2,784	806	539	4,129

1	The analysis of Assessments revenues in 2018 has been re-presented to better reflect the nature of sales.

Summary of remaining transaction price on unsatisfied or partially unsatisfied performance obligations from contracts with customers
The below table depicts the remaining transaction price on unsatisfied or partially unsatisfied performance obligations from contracts with customers.

	2019
All figures in £ millions	Sales	Deferred income	Committed sales	Total remaining transaction price	2020	2021	2022 and later
Courseware
Products transferred at a point in time (sale or return)	917	1	—	1	1	—	—
Products transferred at a point in time (other)	37	1	—	1	1	—	—
Products and services transferred over time	696	118	—	118	82	13	23

Assessments
Products transferred at a point in time	174	—	—	—	—	—	—
Products and services transferred over time	1,290	206	375	581	433	146	2

Services
Products transferred at a point in time	26	3	—	3	3	—	—
Products and services transferred over time – subscriptions	310	11	—	11	11	—	—
Products and services transferred over time – other ongoing performance obligations	419	20	106	126	125	1	—

Total	3,869	360	481	841	656	160	25

	2018
All figures in £ millions	Sales	Deferred income	Committed sales	Total remaining transaction price	2019	2020	2021 and later
Courseware
Products transferred at a point in time (sale or return)	1,228	1	—	1	1	—	—
Products transferred at a point in time (other)	35	—	—	—	—	—	—
Products and services transferred over time	776	679	8	687	272	131	284

Assessments 1
Products transferred at a point in time	158	—	—	—	—	—	—
Products and services transferred over time	1,187	196	402	598	420	173	5

Services
Products transferred at a point in time	64	—	—	—	—	—	—
Products and services transferred over time – subscriptions	310	17	—	17	13	3	1
Products and services transferred over time – other ongoing performance obligations	371	19	145	164	162	1	1

Total	4,129	912	555	1,467	868	308	291

1	The analysis of Assessments revenues in 2018 has been re-presented to better reflect the nature of sales.